Investment Accounted for Using the Equity Method and Put Right Liabilities (Tables)	9 Months Ended
Sep. 30, 2020
Investment Accounted for Using the Equity Method and Put Right Liabilities Abstract [Abstract]
Summary of Estimate the Fair Value of the Put Right Using the Following Assumptions
The Group determined the fair value of the put right with the assistance of an independent third-party valuation firm. The Group used the option pricing model (finnerty model) to estimate the fair value of the put right using the following assumptions:

	As of September 15, and September 30,
	2020
Expected terms (Year)		4
Estimated volatility		55.2%
Spot price	US$	143,401
Probability of triggering event for redemption option		65%